OTHER EXPENSE, NET	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
OTHER EXPENSE, NET
9. OTHER EXPENSE, NET

Other expense includes the following components:

	For the Years Ended December 31,
	2020	2019
Realized loss on non-hedge derivative contracts (Note 24)	2,476	—
Corporate office relocation costs	407	7,221
Loss/(gain) on disposal of assets	40	(13)
Other expenses	1,926	4,679
	4,849	11,887